ACQUISITION (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Schedule of fair values of the assets acquired and liabilities
($ in thousands)

Consideration:Fair value of total consideration paid in cash	$5,625

Acquisition / non-recurring acquisition expenses:	$842

Recognized amounts of identifiable assets acquired and liabilities assumed:

Financial Assets:
Accounts receivable	$3
Finance receivables	628
Other current assets	20
Deferred income taxes	18
669

Property, plant & equipment	81

Identifiable intangible assets:
Developed technology	639
Customer relationships	149
Brand	95
Noncompete agreements	2
Fair value of intangible assets	885

Financial liabilities
Accrued liabilities	(50)

Total identifiable net assets	1,585

Goodwill	4,040

Total Fair Value	$5,625